Revenue - Disaggregation based on geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Revenue	$ 105,824	$ 114,864	$ 212,755	$ 234,139
At point in time
Disclosure of geographical areas [line items]
Revenue			$ 38,945	$ 42,790
Hero Wars
Disclosure of geographical areas [line items]
Percentage of group's total revenues			90.00%	92.00%
US
Disclosure of geographical areas [line items]
Revenue	36,740	41,832	$ 72,277	$ 84,436
Europe
Disclosure of geographical areas [line items]
Revenue	30,998	27,918	61,740	55,729
Asia
Disclosure of geographical areas [line items]
Revenue	22,660	27,455	47,572	57,421
Other
Disclosure of geographical areas [line items]
Revenue	$ 15,426	$ 17,659	$ 31,166	$ 36,553